Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.4%
		Austria: 0.2%
300,000	(1)	Klabin Austria GmbH, 5.750%, 04/03/2029	$326,058	0.1
250,000		Suzano Austria GmbH, 5.000%, 01/15/2030	264,388	0.1
			590,446	0.2

		Brazil: 0.8%
200,000	(1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	201,340	0.0
250,000	(1)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	265,524	0.1
200,000	(1)	Banco Votorantim SA, 4.500%, 09/24/2024	210,250	0.1
275,000	(1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	276,994	0.1
275,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	278,025	0.1
1,100,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,439,185	0.4
			2,671,318	0.8

		British Virgin Islands: 0.1%
450,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	460,170	0.1

		Canada: 0.6%
340,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	351,144	0.1
190,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	195,834	0.0
324,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	339,438	0.1
205,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	219,223	0.1
503,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	565,173	0.2
239,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	249,796	0.1
135,000		Teck Resources Ltd., 6.000%, 08/15/2040	155,763	0.0
			2,076,371	0.6

		Cayman Islands: 0.1%
189,000		XLIT Ltd., 5.500%, 03/31/2045	256,908	0.1

		Chile: 0.2%
300,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	308,534	0.1
300,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	307,275	0.1
			615,809	0.2

		China: 0.3%
720,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	764,840	0.2
300,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	343,704	0.1
			1,108,544	0.3

		Colombia: 0.1%
200,000		Bancolombia SA, 3.000%, 01/29/2025	201,452	0.1

		Denmark: 0.1%
336,000	(1)	Danske Bank A/S, 5.375%, 01/12/2024	374,068	0.1

		France: 0.7%
215,000	(1),(2)	BNP Paribas SA, 3.052%, 01/13/2031	221,061	0.1
706,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	738,118	0.2
335,000	(1)	BPCE SA, 2.700%, 10/01/2029	342,337	0.1
728,000	(1)	BPCE SA, 5.150%, 07/21/2024	810,160	0.2
256,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	256,741	0.1
			2,368,417	0.7

		Guernsey: 0.2%
662,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	662,923	0.2

		India: 0.3%
300,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	317,545	0.1
500,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	530,894	0.2
			848,439	0.3

		Indonesia: 0.7%
550,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	551,726	0.2
225,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	235,125	0.1
750,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	788,177	0.2
425,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	493,148	0.1
225,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	261,001	0.1
			2,329,177	0.7

		Ireland: 0.3%
300,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	318,144	0.1
700,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	737,306	0.2
			1,055,450	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Italy: 0.1%
145,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	$188,739	0.1

		Japan: 0.6%
255,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	269,623	0.1
770,000	(1)	MUFG Bank Ltd., 2.300%, 03/05/2020	770,380	0.2
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	203,606	0.1
766,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	836,087	0.2
			2,079,696	0.6

		Kazakhstan: 0.3%
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	758,983	0.2
275,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	327,223	0.1
			1,086,206	0.3

		Luxembourg: 0.0%
90,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	95,661	0.0

		Mexico: 0.9%
300,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	312,525	0.1
567,000	(1)	Cemex SAB de CV, 6.125%, 05/05/2025	586,615	0.2
500,000	(1)	Orbia Advance Corp. SAB de CV, 4.875%, 09/19/2022	531,411	0.1
200,000		Petroleos Mexicanos, 4.500%, 01/23/2026	204,464	0.1
200,000		Petroleos Mexicanos, 5.500%, 06/27/2044	187,187	0.0
1,075,000	(1)	Petroleos Mexicanos, 5.950%, 01/28/2031	1,087,631	0.3
200,000		Petroleos Mexicanos, 6.875%, 08/04/2026	226,170	0.1
			3,136,003	0.9

		Netherlands: 0.8%
690,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	695,556	0.2
355,000		ING Groep NV, 4.050%, 04/09/2029	401,416	0.1
696,000		Shell International Finance BV, 3.250%, 05/11/2025	744,946	0.2
445,000		Shell International Finance BV, 4.000%, 05/10/2046	522,372	0.2
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	295,725	0.1
			2,660,015	0.8

		Norway: 0.1%
382,000		Equinor ASA, 2.450%, 01/17/2023	390,946	0.1

		Peru: 0.5%
450,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	455,572	0.2
400,000	(1)	Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	411,170	0.1
300,000		Kallpa Generacion SA, 4.125%, 08/16/2027	310,982	0.1
375,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	421,068	0.1
			1,598,792	0.5

		Russia: 0.2%
250,000	(1)	ALROSA Finance SA, 4.650%, 04/09/2024	266,900	0.1
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	271,561	0.1
250,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	252,606	0.0
			791,067	0.2

		Singapore: 0.1%
300,000	(1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	290,435	0.1

		South Africa: 0.1%
300,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	323,126	0.1

		South Korea: 0.1%
300,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	309,613	0.1

		Switzerland: 0.4%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	511,418	0.2
604,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	682,224	0.2
			1,193,642	0.4

		Turkey: 0.2%
475,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	473,338	0.1
200,000	(1)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	223,764	0.1
			697,102	0.2

		United Arab Emirates: 0.3%
500,000	(1)	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	533,656	0.1
300,000		DP World Crescent Ltd., 4.848%, 09/26/2028	332,621	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United Arab Emirates: (continued)
200,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	$200,558	0.1
			1,066,835	0.3

		United Kingdom: 0.7%
324,000		Aon PLC, 2.800%, 03/15/2021	327,419	0.1
590,000	(2)	HSBC Holdings PLC, 3.973%, 05/22/2030	648,861	0.2
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	209,183	0.0
1,000,000		Santander UK PLC, 2.375%, 03/16/2020	1,000,817	0.3
270,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	337,866	0.1
			2,524,146	0.7

		United States: 16.3%
272,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	284,705	0.1
660,000		AbbVie, Inc., 3.600%, 05/14/2025	705,747	0.2
361,000		AbbVie, Inc., 4.300%, 05/14/2036	404,177	0.1
180,000		AECOM, 5.125%, 03/15/2027	192,627	0.1
59,000		Aetna, Inc., 2.800%, 06/15/2023	60,628	0.0
240,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	243,775	0.1
235,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	251,297	0.1
250,000		Altria Group, Inc., 4.500%, 05/02/2043	263,517	0.1
272,000		Altria Group, Inc., 4.800%, 02/14/2029	308,543	0.1
275,000	(3)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	238,514	0.1
9,943		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	10,679	0.0
292,248		American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	301,738	0.1
64,534		American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	69,068	0.0
715,000		American International Group, Inc., 4.500%, 07/16/2044	853,415	0.3
655,000		American Tower Corp., 2.750%, 01/15/2027	671,686	0.2
107,000		AmerisourceBergen Corp., 4.300%, 12/15/2047	118,183	0.0
330,000		Amgen, Inc., 3.200%, 11/02/2027	353,956	0.1
129,000		Amgen, Inc., 4.563%, 06/15/2048	154,826	0.0
297,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	371,562	0.1
310,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	348,097	0.1
294,000		Anthem, Inc., 3.700%, 09/15/2049	298,049	0.1
378,000		Apache Corp., 4.375%, 10/15/2028	402,542	0.1
528,000		Apple, Inc., 3.200%, 05/13/2025	566,298	0.2
568,000		AT&T, Inc., 4.300%, 02/15/2030	643,124	0.2
223,000		AT&T, Inc., 5.150%, 03/15/2042	272,596	0.1
492,000		AT&T, Inc., 5.450%, 03/01/2047	624,170	0.2
1,181,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	1,270,086	0.4
508,000		Bank of America Corp., 4.100%, 07/24/2023	547,142	0.2
298,000	(2)	Bank of America Corp., 4.330%, 03/15/2050	372,838	0.1
503,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	505,593	0.1
766,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	805,521	0.2
469,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	515,361	0.2
200,000		Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	205,325	0.1
210,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	242,419	0.1
315,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	320,481	0.1
427,000		CBRE Services, Inc., 5.250%, 03/15/2025	487,044	0.1
365,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	410,802	0.1
532,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	562,449	0.2
75,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	81,056	0.0
297,000		Cigna Corp., 4.375%, 10/15/2028	335,748	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
305,000		Citigroup, Inc., 4.125%, 07/25/2028	$339,147	0.1
480,000		Citigroup, Inc., 4.000%, 08/05/2024	519,046	0.2
491,000		Citigroup, Inc., 5.500%, 09/13/2025	572,022	0.2
321,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	346,272	0.1
193,000		Comcast Corp., 2.350%, 01/15/2027	196,840	0.1
572,000		Comcast Corp., 4.150%, 10/15/2028	657,513	0.2
115,000		Comcast Corp., 4.250%, 01/15/2033	137,125	0.0
90,000		Comcast Corp., 5.650%, 06/15/2035	122,115	0.0
345,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	313,959	0.1
159,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	203,546	0.1
105,000		Consumers Energy Co., 3.100%, 08/15/2050	110,441	0.0
240,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	242,118	0.1
170,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	173,024	0.1
115,000		CSC Holdings LLC, 5.250%, 06/01/2024	124,440	0.0
400,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	430,508	0.1
1,338,000		CVS Health Corp., 2.800%, 07/20/2020	1,342,918	0.4
717,000		CVS Health Corp., 4.300%, 03/25/2028	796,039	0.2
85,000		Dana, Inc., 5.500%, 12/15/2024	87,437	0.0
176,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	205,726	0.1
262,408		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	280,563	0.1
374,000		Discover Bank, 7.000%, 04/15/2020	377,706	0.1
145,000	(3)	DISH DBS Corp., 5.875%, 11/15/2024	147,032	0.0
180,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	186,852	0.1
86,000		Dow Chemical Co/The, 5.550%, 11/30/2048	110,207	0.0
185,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	195,587	0.1
120,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	127,368	0.0
969,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,050,043	0.3
286,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	305,756	0.1
616,000		Entergy Corp., 5.125%, 09/15/2020	622,928	0.2
240,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	297,551	0.1
240,000	(1)	ESH Hospitality, Inc., 4.625%, 10/01/2027	241,644	0.1
162,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	172,072	0.0
85,000		Exxon Mobil Corp., 2.995%, 08/16/2039	88,338	0.0
83,000		Exxon Mobil Corp., 3.095%, 08/16/2049	85,968	0.0
283,000		FedEx Corp., 4.050%, 02/15/2048	287,788	0.1
377,000		Fifth Third Bancorp, 8.250%, 03/01/2038	615,210	0.2
590,000		FirstEnergy Corp., 4.250%, 03/15/2023	628,937	0.2
702,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	707,991	0.2
150,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	142,873	0.0
91,000		General Electric Co., 6.750%, 03/15/2032	121,809	0.0
382,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	410,306	0.1
289,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	291,863	0.1
960,000		Goldman Sachs Group, Inc./The, 3.000%, 04/26/2022	974,465	0.3
435,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	474,433	0.1
150,000		HCA, Inc., 5.500%, 06/15/2047	178,487	0.1
195,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	201,114	0.1
104,000		Huntsman International LLC, 4.500%, 05/01/2029	113,479	0.0
200,000		Intel Corp., 3.250%, 11/15/2049	214,064	0.1
90,000		Johnson & Johnson, 2.900%, 01/15/2028	96,043	0.0
245,000		Johnson & Johnson, 3.400%, 01/15/2038	273,701	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	60,908	0.0
1,178,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	1,188,580	0.4
530,000	(2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	571,708	0.2
280,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	280,000	0.1
385,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	411,050	0.1
161,000		Kimco Realty Corp., 3.700%, 10/01/2049	167,535	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	$246,955	0.1
223,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	268,120	0.1
348,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	354,169	0.1
195,000	(1)	Kraft Heinz Foods Co., 4.875%, 10/01/2049	214,624	0.1
185,000		Kroger Co/The, 4.650%, 01/15/2048	206,977	0.1
198,000		Lowe's Cos, Inc., 2.500%, 04/15/2026	202,842	0.1
210,000		Medtronic, Inc., 3.150%, 03/15/2022	216,733	0.1
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	461,100	0.1
185,000		MGM Resorts International, 4.625%, 09/01/2026	194,514	0.1
275,000		Mississippi Power Co., 4.250%, 03/15/2042	313,339	0.1
648,000		Morgan Stanley, 3.750%, 02/25/2023	684,518	0.2
545,000		Morgan Stanley, 4.100%, 05/22/2023	580,951	0.2
398,000		MPLX L.P., 4.000%, 03/15/2028	418,763	0.1
130,000	(1)	MPLX L.P., 5.250%, 01/15/2025	136,634	0.0
319,000		MUFG Union Bank NA, 3.150%, 04/01/2022	328,109	0.1
310,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	352,204	0.1
90,000		Navient Corp., 5.000%, 03/15/2027	90,000	0.0
403,000		Newmont Corp., 3.700%, 03/15/2023	424,865	0.1
270,000	(1)	Novelis Corp., 4.750%, 01/30/2030	271,013	0.1
180,000		NRG Energy, Inc., 5.750%, 01/15/2028	194,067	0.1
77,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	79,601	0.0
504,000		Oracle Corp., 2.950%, 05/15/2025	532,613	0.2
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	52,401	0.0
115,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	131,106	0.0
230,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	246,292	0.1
200,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	206,025	0.1
448,000		Pfizer, Inc., 2.750%, 06/03/2026	471,243	0.1
481,000		Philip Morris International, Inc., 3.875%, 08/21/2042	518,034	0.2
230,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	244,387	0.1
301,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	314,353	0.1
281,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	307,876	0.1
460,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	487,830	0.1
65,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	69,684	0.0
190,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	197,091	0.1
339,000		Reynolds American, Inc., 6.150%, 09/15/2043	411,078	0.1
310,000	(1)	Sealed Air Corp., 4.000%, 12/01/2027	312,325	0.1
114,000		Selective Insurance Group, Inc., 5.375%, 03/01/2049	142,680	0.0
480,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	492,767	0.1
230,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	247,940	0.1
380,000	(1),(3)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	395,447	0.1
275,000		Southern Co., 2.750%, 06/15/2020	275,604	0.1
226,000		Southwest Airlines Co., 3.450%, 11/16/2027	242,747	0.1
65,000	(1)	Standard Industries, Inc./NJ, 4.750%, 01/15/2028	66,817	0.0
170,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	177,620	0.1
240,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	246,100	0.1
134,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	142,507	0.0
310,000	(1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	326,663	0.1
299,000		Time Warner Cable LLC, 5.875%, 11/15/2040	363,214	0.1
370,000		Union Electric Co., 3.250%, 10/01/2049	392,609	0.1
108,173		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	112,583	0.0
78,328		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	81,370	0.0
58,009		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	59,986	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
91,157		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	$92,989	0.0
135,000		United Parcel Service, Inc., 3.400%, 09/01/2049	142,323	0.0
185,000		United Rentals North America, Inc., 4.875%, 01/15/2028	193,205	0.1
285,000		United Technologies Corp., 4.500%, 06/01/2042	358,199	0.1
250,000		Verizon Communications, Inc., 4.125%, 03/16/2027	282,636	0.1
397,000		Verizon Communications, Inc., 4.522%, 09/15/2048	494,621	0.1
615,000		ViacomCBS, Inc., 3.700%, 08/15/2024	658,321	0.2
339,000		ViacomCBS, Inc., 4.375%, 03/15/2043	367,504	0.1
351,000		Walmart, Inc., 3.700%, 06/26/2028	392,631	0.1
400,000		Walt Disney Co/The, 5.400%, 10/01/2043	559,619	0.2
350,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	356,057	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	473,926	0.1
143,000		Welltower, Inc., 4.125%, 03/15/2029	160,557	0.0
170,000		WPX Energy, Inc., 4.500%, 01/15/2030	171,270	0.0
365,000		WPX Energy, Inc., 5.750%, 06/01/2026	383,185	0.1
			54,893,712	16.3

		Total Corporate Bonds/Notes
		(Cost $82,836,956)	88,945,228	26.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.1%
		United States: 15.1%
475,205	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.583%, 05/25/2036	473,210	0.1
396,105		Alternative Loan Trust 2005-51 3A2A, 3.435%, (12MTA + 1.290%), 11/20/2035	389,136	0.1
137,802		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	106,148	0.0
204,856		Alternative Loan Trust 2007-23CB A3, 2.161%, (US0001M + 0.500%), 09/25/2037	112,715	0.0
496,991		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	410,937	0.1
509,963		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	509,266	0.2
91,396		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.161%, (US0001M + 0.500%), 11/25/2035	52,237	0.0
241,449		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.381%, (US0001M + 0.720%), 11/25/2035	241,196	0.1
360,776	(1),(2)	CSMC Trust 2015-2 B3, 3.927%, 02/25/2045	375,487	0.1
265,988	(1),(2)	CSMC Trust 2015-3 B1, 3.931%, 03/25/2045	280,111	0.1
5,076,075	(4)	Fannie Mae 2005-18 SC, 2.989%, (-1.000*US0001M + 4.650%), 03/25/2035	581,616	0.2
1,381,778	(4)	Fannie Mae 2008-41 S, 5.139%, (-1.000*US0001M + 6.800%), 11/25/2036	273,031	0.1
3,674,750	(4)	Fannie Mae 2009-106 SA, 4.589%, (-1.000*US0001M + 6.250%), 01/25/2040	529,020	0.2
807,606		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.111%, (US0001M + 4.450%), 01/25/2029	856,527	0.3
975,255		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.011%, (US0001M + 4.350%), 05/25/2029	1,033,718	0.3
400,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.311%, (US0001M + 3.650%), 09/25/2029	422,991	0.1
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.661%, (US0001M + 3.000%), 10/25/2029	525,155	0.2
490,631		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.861%, (US0001M + 2.200%), 01/25/2030	500,235	0.1
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.061%, (US0001M + 2.400%), 05/28/2030	612,173	0.2
575,200		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.161%, (US0001M + 2.500%), 05/25/2030	586,106	0.2
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.811%, (US0001M + 2.150%), 10/25/2030	1,019,203	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,200,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.211%, (US0001M + 2.550%), 12/25/2030	$1,228,676	0.4
200,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.011%, (US0001M + 2.350%), 01/25/2031	203,985	0.1
546,054		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.661%, (US0001M + 2.000%), 03/25/2031	550,805	0.2
677,246	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.961%, (US0001M + 2.300%), 08/25/2031	685,036	0.2
986,976	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.061%, (US0001M + 2.400%), 04/25/2031	1,000,563	0.3
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 3.742%, (US0001M + 2.050%), 01/25/2040	1,012,121	0.3
136,916		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	154,252	0.0
120,513		Fannie Mae REMIC Trust 2005-74 DK, 17.357%, (-4.000*US0001M + 24.000%), 07/25/2035	191,601	0.1
156,481		Fannie Mae REMIC Trust 2006-104 ES, 25.146%, (-5.000*US0001M + 33.450%), 11/25/2036	289,902	0.1
1,990,065	(4)	Fannie Mae REMIC Trust 2007-36 SN, 5.109%, (-1.000*US0001M + 6.770%), 04/25/2037	418,563	0.1
152,035		Fannie Mae REMIC Trust 2007-55 DS, 10.848%, (-2.500*US0001M + 15.000%), 06/25/2037	185,664	0.1
1,208,095	(4)	Fannie Mae REMIC Trust 2008-53 FI, 4.439%, (-1.000*US0001M + 6.100%), 07/25/2038	146,395	0.0
983,693	(4)	Fannie Mae REMIC Trust 2008-58 SM, 4.439%, (-1.000*US0001M + 6.100%), 07/25/2038	198,142	0.1
147,528		Fannie Mae REMIC Trust 2009-66 SL, 9.897%, (-3.333*US0001M + 15.833%), 09/25/2039	269,905	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 10.064%, (-3.333*US0001M + 16.000%), 09/25/2039	172,186	0.1
6,012,780	(4)	Fannie Mae REMIC Trust 2010-123 SL, 4.409%, (-1.000*US0001M + 6.070%), 11/25/2040	985,984	0.3
5,194,437	(4)	Fannie Mae REMIC Trust 2011-55 SK, 4.899%, (-1.000*US0001M + 6.560%), 06/25/2041	1,127,576	0.3
2,289,069	(4)	Fannie Mae REMIC Trust 2011-86 NS, 4.289%, (-1.000*US0001M + 5.950%), 09/25/2041	390,845	0.1
868,039	(4)	Fannie Mae REMIC Trust 2012-10 US, 4.789%, (-1.000*US0001M + 6.450%), 02/25/2042	113,461	0.0
2,557,902	(4)	Fannie Mae REMIC Trust 2012-24 HS, 4.889%, (-1.000*US0001M + 6.550%), 09/25/2040	309,853	0.1
1,860,840	(4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	164,680	0.0
1,343,189		Fannie Mae REMICS 2013-126 ZA, 4.000%, 07/25/2032	1,440,826	0.4
905,892	(4)	Fannie Mae Series 2007-9 SE, 4.419%, (-1.000*US0001M + 6.080%), 03/25/2037	166,742	0.0
1,529,375	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	165,295	0.0
965,058	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.047%, 04/25/2048	1,019,024	0.3
221,287	(4)	Freddie Mac REMIC Trust 2303 SY, 7.024%, (-1.000*US0001M + 8.700%), 04/15/2031	56,782	0.0
1,556,564	(4)	Freddie Mac REMIC Trust 2989 GU, 5.324%, (-1.000*US0001M + 7.000%), 02/15/2033	292,854	0.1
1,317,267	(4)	Freddie Mac REMIC Trust 3271 SB, 4.374%, (-1.000*US0001M + 6.050%), 02/15/2037	234,863	0.1
4,160,521	(4)	Freddie Mac REMIC Trust 3424 HI, 4.224%, (-1.000*US0001M + 5.900%), 04/15/2038	845,983	0.2
1,092,950	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	147,764	0.0
408,492	(4)	Freddie Mac REMIC Trust 3710 SL, 4.324%, (-1.000*US0001M + 6.000%), 05/15/2036	4,290	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
5,874,847	(4)	Freddie Mac REMIC Trust 3856 KS, 4.874%, (-1.000*US0001M + 6.550%), 05/15/2041	$1,054,377	0.3
2,063,024	(4)	Freddie Mac REMIC Trust 3925 SD, 4.374%, (-1.000*US0001M + 6.050%), 07/15/2040	204,995	0.1
2,217,993	(4)	Freddie Mac REMIC Trust 3946 SE, 4.974%, (-1.000*US0001M + 6.650%), 02/15/2041	219,059	0.1
3,445,627	(4)	Freddie Mac REMIC Trust 4077 SM, 5.024%, (-1.000*US0001M + 6.700%), 08/15/2040	364,476	0.1
1,202,436	(4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	144,697	0.0
2,170,161	(4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	324,936	0.1
2,981,704	(4)	Freddie Mac REMICS 3693 SC, 4.824%, (-1.000*US0001M + 6.500%), 07/15/2040	589,500	0.2
5,086,840		Freddie Mac REMICS 3792 DS, 4.924%, (-1.000*US0001M + 6.600%), 11/15/2040	376,184	0.1
2,848,406	(4)	Freddie Mac REMICS 4040 SW, 4.954%, (-1.000*US0001M + 6.630%), 05/15/2032	481,371	0.1
2,683,649	(4)	Freddie Mac REMICS 4623 MS, 4.324%, (-1.000*US0001M + 6.000%), 10/15/2046	625,238	0.2
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.561%, (US0001M + 3.900%), 12/25/2027	311,896	0.1
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.361%, (US0001M + 4.700%), 04/25/2028	333,326	0.1
159,779		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 5.461%, (US0001M + 3.800%), 03/25/2025	164,237	0.0
1,339,064		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 5.461%, (US0001M + 3.800%), 03/25/2029	1,441,831	0.4
800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.111%, (US0001M + 3.450%), 10/25/2029	862,277	0.3
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.161%, (US0001M + 2.500%), 03/25/2030	414,789	0.1
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.311%, (US0001M + 2.650%), 12/25/2029	620,227	0.2
108,378	(2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.595%, 10/25/2046	109,664	0.0
900,000	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	967,708	0.3
40,062		Ginnie Mae Series 2007-37 S, 19.178%, (-3.667*US0001M + 25.300%), 04/16/2037	43,021	0.0
342,575		Ginnie Mae Series 2007-8 SP, 16.673%, (-3.242*US0001M + 22.048%), 03/20/2037	551,457	0.2
29,908,724		Ginnie Mae Series 2009-106 CM, 4.930%, (-1.000*US0001M + 6.600%), 01/16/2034	4,263,997	1.3
2,003,255	(4)	Ginnie Mae Series 2010-116 NS, 4.980%, (-1.000*US0001M + 6.650%), 09/16/2040	369,221	0.1
136,192	(4)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	187	0.0
588,974	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	57,424	0.0
3,245,710	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	244,040	0.1
888,985	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	73,693	0.0
1,772,102	(4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	272,691	0.1
1,344,592	(4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	92,242	0.0
3,063,938	(4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	332,409	0.1
16,387,956	(4)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	2,318,899	0.7
389,304		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 1.871%, (US0001M + 0.210%), 04/25/2036	377,741	0.1
206,719	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	210,626	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
280,809	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$287,009	0.1
367,748	(1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	373,917	0.1
376,118	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.841%, 08/25/2047	400,933	0.1
295,737	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	302,476	0.1
492,895	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	506,259	0.1
166,989	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	172,273	0.1
563,169	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	577,426	0.2
253,777		Lehman XS Trust Series 2005-5N 1A2, 2.021%, (US0001M + 0.360%), 11/25/2035	232,229	0.1
466,973	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	476,956	0.1
1,000,000	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,020,469	0.3
250,015	(1),(2)	Sequoia Mortgage Trust 2014-3 B3, 3.938%, 10/25/2044	260,719	0.1
227,247	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	233,930	0.1
12,407	(2),(5)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	12,672	0.0
11,705,129	(2),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.076%, 08/25/2045	513,146	0.2
67,490	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.691%, 10/25/2036	66,863	0.0
234,303	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.872%, 08/25/2046	228,716	0.1
496,548	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.816%, 12/25/2036	501,846	0.1
151,707	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.485%, 04/25/2037	141,131	0.0
722,383		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	685,030	0.2
174,226		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.091%, (US0001M + 0.430%), 06/25/2037	145,483	0.0
344,233	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	352,543	0.1
542,919	(1),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.777%, 08/20/2045	552,232	0.2

		Total Collateralized Mortgage Obligations (Cost $47,804,157)	50,927,530	15.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.0%
		Federal Home Loan Mortgage Corporation: 0.7%(6)
1,523,330		3.500%,01/01/2048	1,598,548	0.5
193,581		4.000%,09/01/2045	206,652	0.1
151,967		4.000%,09/01/2045	162,230	0.0
266,168		4.000%,05/01/2046	283,201	0.1
			2,250,631	0.7

		Government National Mortgage Association: 2.3%
7,380,000	(7)	3.000%,03/19/2050	7,580,123	2.2
187,740		4.500%,08/20/2041	203,892	0.1
30,818	(2)	5.140%,10/20/2060	30,971	0.0
39,350	(2)	5.310%,10/20/2060	39,310	0.0
22,854		5.500%,03/20/2039	25,532	0.0
			7,879,828	2.3

		Uniform Mortgage-Backed Securities: 6.0%
103,714		2.500%,06/01/2030	106,065	0.0
70,293		2.500%,06/01/2030	71,887	0.0
43,172		2.500%,07/01/2030	44,150	0.0
1,400,000	(7)	3.000%,02/25/2050	1,431,719	0.4
332,189		3.500%,06/01/2034	349,678	0.1
1,544,327		3.500%,08/01/2049	1,594,054	0.5
3,388,955		3.500%,09/01/2049	3,501,050	1.0
5,280,000		3.500%,02/01/2050	5,472,903	1.6
202,052		4.000%,05/01/2045	214,846	0.1
3,602,589		4.000%,06/01/2049	3,771,030	1.1
2,688,000		4.000%,02/01/2050	2,824,194	0.8
256,429		4.500%,12/01/2040	280,342	0.1
142,969		4.500%,12/01/2040	156,285	0.1
224,772		5.000%,05/01/2041	249,751	0.1
141,021		5.000%,06/01/2041	156,117	0.1
			20,224,071	6.0

		Total U.S. Government Agency Obligations (Cost $30,171,407)	30,354,530	9.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 9.7%
			U.S. Treasury Bonds: 2.6%
	7,024,000		2.250%,08/15/2049	$7,417,591	2.2
	1,055,000		3.500%,02/15/2039	1,344,177	0.4
				8,761,768	2.6

			U.S. Treasury Notes: 7.1%
	5,771,000		1.375%,01/31/2022	5,776,861	1.7
	5,279,000		1.500%,01/15/2023	5,309,004	1.6
	12,000		1.500%,10/31/2024	12,098	0.0
	30,000		1.500%,01/31/2027	30,152	0.0
	3,572,300		1.625%,12/31/2021	3,591,697	1.0
	2,530,400		1.750%,12/31/2024	2,581,848	0.8
	3,534,000		1.750%,12/31/2026	3,610,133	1.1
	2,725,000		1.750%,11/15/2029	2,784,822	0.8
	301,000		2.125%,01/31/2021	302,828	0.1
				23,999,443	7.1

			Total U.S. Treasury Obligations (Cost $31,706,908)	32,761,211	9.7

SOVEREIGN BONDS: 19.0%
			Argentina: 0.3%
	1,420,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	759,558	0.2
	275,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	123,983	0.1
				883,541	0.3

			Brazil: 2.2%
BRL	20,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	5,586,771	1.6
BRL	6,000,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	1,575,831	0.5
	250,000		Brazilian Government International Bond, 6.000%, 04/07/2026	296,625	0.1
				7,459,227	2.2

			Canada: 0.3%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/2045	961,410	0.3

			Chile: 0.1%
CLP	270,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.100%, 07/15/2050	407,699	0.1

			China: 0.0%
CNY	100,000		China Government Bond, 3.250%, 11/22/2028	14,654	0.0

			Colombia: 0.2%
	850,000		Colombia Government International Bond, 3.000%, 01/30/2030	859,350	0.2

			Croatia: 0.2%
EUR	300,000		Croatia Government International Bond, 1.125%, 06/19/2029	347,026	0.1
	300,000		Croatia Government International Bond, 6.375%, 03/24/2021	314,897	0.1
				661,923	0.2

			Dominican Republic: 0.2%
	325,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	325,084	0.1
	461,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	513,635	0.1
				838,719	0.2

			Ecuador: 0.0%
	200,000		Ecuador Government International Bond, 7.875%, 01/23/2028	163,072	0.0

			Egypt: 0.2%
	300,000	(1)	Egypt Government International Bond, 4.550%, 11/20/2023	308,883	0.1
	200,000		Egypt Government International Bond, 6.588%, 02/21/2028	213,464	0.0
	300,000		Egypt Government International Bond, 7.500%, 01/31/2027	343,791	0.1
				866,138	0.2

			Germany: 2.9%
EUR	120,000		Bundesobligation, 0.000%, 10/08/2021	134,596	0.1
EUR	9,700		Bundesobligation, 0.000%, 04/14/2023	11,003	0.0
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 0.000%, 08/15/2026	34,646	0.0
EUR	5,530,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2025	6,501,968	1.9
EUR	60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	72,354	0.0
EUR	40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	48,510	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
EUR	1,570,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	2,899,394	0.9
				9,702,471	2.9

			Ghana: 0.1%
	200,000		Ghana Government International Bond, 7.875%, 03/26/2027	213,250	0.1

			Hungary: 0.0%
	110,000		Hungary Government International Bond, 7.625%, 03/29/2041	185,563	0.0

			India: 0.1%
	200,000	(1)	Export-Import Bank of India, 3.250%, 01/15/2030	200,960	0.1

			Indonesia: 1.0%
IDR	13,833,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	1,107,835	0.3
IDR	26,484,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	2,207,937	0.6
	200,000		Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	224,074	0.1
				3,539,846	1.0

			Italy: 0.6%
EUR	641,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	1,016,092	0.3
EUR	641,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	1,053,082	0.3
				2,069,174	0.6

			Ivory Coast: 0.1%
	277,875	(2),(5)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	277,668	0.1

			Kenya: 0.1%
	250,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	266,203	0.1

			Mexico: 0.6%
MXN	32,890,000		Mexican Bonos, 7.750%, 11/13/2042	1,898,936	0.6
	200,000		Mexico Government International Bond, 3.250%, 04/16/2030	203,650	0.0
	5,000		Mexico Government International Bond, 4.000%, 10/02/2023	5,314	0.0
				2,107,900	0.6

			Morocco: 0.1%
	200,000		Morocco Government International Bond, 4.250%, 12/11/2022	211,066	0.1

			Nigeria: 0.1%
	200,000		Nigeria Government International Bond, 7.875%, 02/16/2032	209,675	0.1

			Oman: 0.1%
	200,000		Oman Government International Bond, 6.000%, 08/01/2029	209,558	0.1

			Panama: 0.2%
	200,000		Panama Government International Bond, 3.875%, 03/17/2028	221,127	0.1
	315,000		Panama Government International Bond, 6.700%, 01/26/2036	453,898	0.1
				675,025	0.2

			Peru: 1.9%
PEN	6,491,000	(1)	Peru Government Bond, 5.940%, 02/12/2029	2,207,312	0.7
PEN	7,533,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	2,585,987	0.8
PEN	4,000,000		Peru Government Bond, 6.350%, 08/12/2028	1,390,874	0.4
	75,000		Peruvian Government International Bond, 5.625%, 11/18/2050	115,195	0.0
				6,299,368	1.9

			Poland: 0.1%
	375,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	401,497	0.1

			Portugal: 0.7%
EUR	1,664,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	2,281,863	0.7

			Romania: 0.4%
RON	5,620,000		Romania Government Bond, 5.000%, 02/12/2029	1,383,238	0.4

			Russia: 2.0%
RUB	47,938,000		Russian Federal Bond - OFZ, 6.900%, 05/23/2029	792,680	0.2
RUB	301,940,000		Russian Federal Bond - OFZ, 7.250%, 05/10/2034	5,137,997	1.5
	200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	225,851	0.1
	600,000	(1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	657,169	0.2
				6,813,697	2.0

			Saudi Arabia: 0.1%
	200,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	215,996	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
			South Africa: 0.1%
	250,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	$247,381	0.1
	200,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	202,397	0.0
				449,778	0.1

			Spain: 1.0%
EUR	1,284,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,588,392	0.5
EUR	1,092,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,677,420	0.5
				3,265,812	1.0

			Sri Lanka: 0.1%
	200,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	200,614	0.1

			Turkey: 0.5%
	850,000		Turkey Government International Bond, 4.875%, 10/09/2026	853,242	0.2
	200,000		Turkey Government International Bond, 5.600%, 11/14/2024	211,022	0.1
	461,000		Turkey Government International Bond, 7.375%, 02/05/2025	521,490	0.2
				1,585,754	0.5

			Ukraine: 0.4%
	525,000		Ukraine Government International Bond, 7.375%, 09/25/2032	580,617	0.2
	800,000		Ukraine Government International Bond, 7.750%, 09/01/2025	902,765	0.2
				1,483,382	0.4

			United Kingdom: 1.9%
GBP	1,020,000		United Kingdom Gilt, 2.000%, 09/07/2025	1,469,283	0.4
GBP	2,480,000		United Kingdom Gilt, 3.500%, 01/22/2045	5,059,345	1.5
				6,528,628	1.9

			Uruguay: 0.1%
	75,000		Uruguay Government International Bond, 4.375%, 10/27/2027	84,308	0.0
	75,000		Uruguay Government International Bond, 7.625%, 03/21/2036	115,290	0.1
				199,598	0.1

			Total Sovereign Bonds
			(Cost $61,995,769)	64,093,317	19.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.3%
		United States: 9.3%
7,757,690	(2),(4)	BANK 2017-BNK5 XA, 1.222%, 06/15/2060	438,146	0.1
995,194	(2),(4)	BANK 2019-BNK16 XA, 1.127%, 02/15/2052	70,116	0.0
110,000	(1)	BDS 2018-FL2 D, 4.219%, (US0001M + 2.550%), 08/15/2035	110,172	0.0
280,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	261,116	0.1
1,436,600	(2),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.214%, 03/15/2052	114,301	0.0
1,010,000	(1)	BX Commercial Mortgage Trust 2019-XL J, 4.326%, (US0001M + 2.650%), 10/15/2036	1,016,555	0.3
900,000	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 4.250%, (US0001M + 2.500%), 12/15/2029	905,431	0.3
390,000	(1)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	405,075	0.1
890,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	958,964	0.3
3,315,375	(2),(4)	CD 2016-CD1 Mortgage Trust XA, 1.541%, 08/10/2049	234,908	0.1
360,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	326,345	0.1
8,581,000	(2),(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.993%, 08/10/2049	440,581	0.1
3,580,982	(2),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.256%, 10/12/2050	227,527	0.1
16,552,197	(1),(2),(4)	COMM 2012-LTRT XA, 1.066%, 10/05/2030	310,529	0.1
200,000	(1),(2)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	205,923	0.1
1,420,000	(1),(2)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	1,466,052	0.4
300,000	(2)	COMM 2016-COR1 C, 4.529%, 10/10/2049	319,342	0.1
7,208,139	(2),(4)	COMM 2016-CR28 XA, 0.764%, 02/10/2049	224,369	0.1
1,000,000	(2)	COMM 2017-COR2 C, 4.714%, 09/10/2050	1,093,117	0.3
530,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	523,660	0.2
2,364,073	(1),(2),(4)	DBUBS 2011-LC1A XA, 0.876%, 11/10/2046	7,816	0.0
650,000	(1),(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	668,049	0.2
540,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	536,266	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
1,470,000	(1),(2)	DBUBS 2017-BRBK F Mortgage Trust, 3.648%, 10/10/2034	$1,477,095	0.4
910,000	(1),(2)	Del Amo Fashion Center Trust 2017-AMO C, 3.757%, 06/05/2035	941,114	0.3
390,000	(1)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	392,713	0.1
4,300,000	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	112,636	0.0
1,760,000	(1),(2)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,791,611	0.5
450,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	446,175	0.1
3,706,629	(2),(4)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.349%, 05/10/2045	97,841	0.0
220,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	194,473	0.1
4,409,194	(2),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.211%, 11/10/2046	148,088	0.0
520,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 E, 3.920%, 11/10/2049	431,321	0.1
7,741,063	(2),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.188%, 05/10/2050	504,151	0.2
600,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	607,468	0.2
460,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	455,646	0.1
540,000	(1),(2)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	514,797	0.2
200,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	200,872	0.1
2,120,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	2,091,156	0.6
9,669,153	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.648%, 06/15/2045	203,550	0.1
420,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	426,320	0.1
735,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	796,072	0.2
592,073	(2)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	592,323	0.2
5,034,244	(1),(2),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.226%, 03/10/2050	197,083	0.1
1,320,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.761%, 11/15/2045	1,344,883	0.4
21,550,000	(1),(2),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.604%, 12/15/2047	468,857	0.1
640,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.073%, 04/15/2047	673,691	0.2
250,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	242,471	0.1
470,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	445,871	0.1
820,000	(1)	UBS Commercial Mortgage Trust 2018-NYCH C, 3.176%, (US0001M + 1.500%), 02/15/2032	819,523	0.2
330,000	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	327,539	0.1
1,360,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	1,373,317	0.4
630,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.403%, 03/15/2045	615,654	0.2
330,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.109%, 06/15/2046	320,244	0.1
7,634,207	(2),(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.007%, 03/15/2046	162,967	0.1
15,131,579	(2),(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.196%, 03/15/2047	470,164	0.1
730,000	(2)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	763,002	0.2

		Total Commercial Mortgage-Backed Securities
		(Cost $30,588,801)	31,515,048	9.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 4.5%
		Cayman Islands: 2.1%
750,000	(1)	Barings Clo Ltd. 2019-4A C, 4.703%, (US0003M + 2.800%), 01/15/2033	$758,516	0.2
1,190,000	(1)	BDS 2020-FL5 C Ltd., 3.830%, (US0001M + 2.050%), 02/16/2037	1,192,975	0.3
1,550,000	(1)	BDS 2020-FL5 D Ltd., 4.280%, (US0001M + 2.500%), 02/16/2037	1,549,990	0.4
600,000	(1)	Clear Creek CLO 2015-1A CR, 3.769%, (US0003M + 1.950%), 10/20/2030	586,977	0.2
600,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 3.569%, (US0003M + 1.750%), 04/20/2031	590,201	0.2
1,000,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 3.819%, (US0003M + 2.000%), 10/20/2027	999,991	0.3
900,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 4.681%, (US0003M + 2.850%), 10/15/2032	908,986	0.3
600,000	(1)	Shackleton CLO Ltd. 2019-15A C, 4.703%, (US0003M + 2.800%), 01/15/2030	602,774	0.2
			7,190,410	2.1

		United States: 2.4%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 4.188%, (US0003M + 2.350%), 04/14/2029	499,991	0.1
500,000	(1)	BlueMountain CLO 2013-2A CR, 3.752%, (US0003M + 1.950%), 10/22/2030	484,815	0.1
750,000	(1)	CIFC Funding 2013-IA BR Ltd., 4.243%, (US0003M + 2.400%), 07/16/2030	750,539	0.2
472,727	(2),(5)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.860%, 03/25/2036	330,875	0.1
1,180,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.119%, (US0001M + 1.450%), 03/17/2037	1,181,667	0.4
1,050,000	(1)	LCM XXIV Ltd. 24A C, 4.069%, (US0003M + 2.250%), 03/20/2030	1,040,726	0.3
500,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 3.956%, (US0003M + 2.150%), 01/23/2031	499,996	0.2
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	317,806	0.1
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	318,794	0.1
630,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 6.681%, (US0003M + 4.850%), 10/15/2025	630,299	0.2
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 3.681%, (US0003M + 1.850%), 04/15/2026	242,491	0.1
1,240,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,285,125	0.4
500,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 3.931%, (US0003M + 2.100%), 07/15/2028	499,993	0.1
			8,083,117	2.4

		Total Asset-Backed Securities
		(Cost $15,137,409)	15,273,527	4.5

PURCHASED OPTIONS (8): 0.0%
		Total Purchased Options
		(Cost $137,390)	159,731	0.0

		Total Long-Term Investments
		(Cost $300,378,797)	314,030,122	93.0

SHORT-TERM INVESTMENTS: 15.5%
	Commercial Paper: 15.4%
1,675,000	American Electric Power Co., Inc., 1.780%, 02/19/2020	1,673,446	0.5
1,800,000	American Electric Power Co., Inc., 1.800%, 02/26/2020	1,797,696	0.5
3,500,000	Berkshire Hathaway Energy Co., 1.690%, 02/18/2020	3,497,093	1.0
3,500,000	Duke Energy Co., 1.740%, 02/10/2020	3,498,329	1.1
3,500,000	DuPont de Nemours, Inc., 1.810%, 02/25/2020	3,495,676	1.0
3,500,000	Exelon Corp., 1.750%, 02/03/2020	3,499,497	1.1
3,500,000	Exelon Generation, 1.920%, 02/06/2020	3,498,894	1.1
1,000,000	General Electric Co., 1.700%, 02/03/2020	999,860	0.3
7,000,000	Kroger Co., 1.700%, 02/03/2020	6,999,023	2.1
3,500,000	McDonald's Corp., 1.420%, 02/14/2020	3,498,097	1.0
3,000,000	Mondelez International, Inc., 1.810%, 03/03/2020	2,995,251	0.9
6,800,000	Sysco Corp., 1.730%, 02/03/2020	6,799,034	2.0
3,000,000	Tyson Foods, Inc., 1.750%, 02/03/2020	2,999,568	0.9
6,300,000	Whirlpool Corp., 1.700%, 02/03/2020	6,299,121	1.9

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)

		Total Commercial Paper
		(Cost $51,552,617)	$51,550,585	15.4

		Repurchase Agreements: 0.0%
132,813	(9)	Mizuho Securities USA Inc., Repurchase Agreement dated 01/31/20, 1.57%, due 02/03/20 (Repurchase Amount $132,830, collateralized by various U.S. Government Securities, 1.125%-3.125%, Market Value plus accrued interest $135,469, due 02/28/21-09/09/49) (Cost $132,813)	132,813	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
469,000	(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.450% (Cost $469,000)	469,000	0.1

		Total Short-Term Investments
		(Cost $52,154,430)	52,152,398	15.5

		Total Investments in Securities (Cost $352,533,227)	$366,182,520	108.5
		Liabilities in Excess of Other Assets	(28,824,624)	(8.5)
		Net Assets	$337,357,896	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(10)	Rate shown is the 7-day yield as of January 31, 2020.
(2)	Variable rate security. Rate shown is the rate in effect as of January 31, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of January 31, 2020.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Settlement is on a when-issued or delayed-delivery basis.
(8)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Portfolio Composition	Percentage of Net Assets
Corporate Bonds/Notes	26.4%
Sovereign Bonds	19.0
Collateralized Mortgage Obligations	15.1
U.S. Treasury Obligations	9.7
Commercial Mortgage-Backed Securities	9.3
U.S. Government Agency Obligations	9.0
Asset-Backed Securities	4.5
Purchased Options	0.0
Short-Term Investments	15.5
Liabilities in Excess of Other Assets	(8.5)
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Purchased Options	$–	$159,731	$–	$159,731
Corporate Bonds/Notes	–	88,945,228	–	88,945,228
Collateralized Mortgage Obligations	–	50,927,530	–	50,927,530
Asset-Backed Securities	–	15,273,527	–	15,273,527
U.S. Government Agency Obligations	–	30,354,530	–	30,354,530
Sovereign Bonds	–	64,093,317	–	64,093,317
Commercial Mortgage-Backed Securities	–	31,515,048	–	31,515,048
U.S. Treasury Obligations	–	32,761,211	–	32,761,211
Short-Term Investments	469,000	51,683,398	–	52,152,398
Total Investments, at fair value	$469,000	$365,713,520	$–	$366,182,520
Other Financial Instruments+
Centrally Cleared Swaps	–	2,179,633	–	2,179,633
Forward Foreign Currency Contracts	–	3,011,220	–	3,011,220
Futures	1,153,031	–	–	1,153,031
OTC Swaps	–	43,308	–	43,308
Total Assets	$1,622,031	$370,947,681	$–	$372,569,712
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(2,706,804)	$–	$(2,706,804)
Forward Foreign Currency Contracts	–	(2,716,257)	–	(2,716,257)
Futures	(823,521)	–	–	(823,521)
Volatility Swaps	–	(21,120)	–	(21,120)
Written Options	–	(34,758)	–	(34,758)
Total Liabilities	$(823,521)	$(5,478,939)	$–	$(6,302,460)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At January 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
UAH	12,680,197	USD	534,353	Bank of America N.A.	02/07/20	$(28,442)
MYR	2,951,127	USD	713,608	Barclays Bank PLC	02/07/20	6,320
USD	1,074,438	THB	33,350,544	Barclays Bank PLC	02/07/20	4,419
USD	313,508	CZK	7,186,398	Barclays Bank PLC	02/07/20	(2,493)
USD	257,589	HUF	78,996,524	Barclays Bank PLC	02/07/20	(2,124)
USD	476,820	ILS	1,648,295	Barclays Bank PLC	02/07/20	(892)
USD	21,953	ZAR	327,831	Barclays Bank PLC	02/07/20	119
USD	724,203	MYR	2,951,127	Barclays Bank PLC	02/07/20	4,275
USD	275	ZAR	4,018	Barclays Bank PLC	02/07/20	7
IDR	30,732,021,522	USD	2,253,246	Barclays Bank PLC	02/07/20	(5,752)
USD	15,543	COP	51,796,710	Barclays Bank PLC	02/07/20	400
IDR	1,452,386,127	USD	103,163	Barclays Bank PLC	02/07/20	3,053
RUB	345,553,936	USD	5,519,555	Barclays Bank PLC	02/07/20	(116,585)
HUF	55,420,148	USD	187,614	Barclays Bank PLC	02/07/20	(5,412)
USD	177,000	RUB	11,356,568	Barclays Bank PLC	02/07/20	(568)
USD	3,935,028	RUB	252,356,917	Barclays Bank PLC	02/07/20	(10,742)
USD	6,453,811	PEN	21,599,241	Barclays Bank PLC	02/07/20	75,589
MXN	15,794,352	USD	812,619	Barclays Bank PLC	02/07/20	22,902
USD	5,457,919	RUB	345,553,936	Barclays Bank PLC	05/15/20	112,649
USD	2,232,102	IDR	30,732,021,522	Barclays Bank PLC	05/15/20	31,627
THB	33,350,544	USD	1,072,692	Barclays Bank PLC	05/15/20	(392)
CZK	7,186,398	USD	313,464	Barclays Bank PLC	05/15/20	2,572
ILS	1,648,295	USD	479,119	Barclays Bank PLC	05/15/20	806

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	2,951,127	USD	723,050	Barclays Bank PLC	05/15/20	$(6,047)
HUF	78,996,524	USD	258,578	Barclays Bank PLC	05/15/20	2,132
ZAR	4,018	USD	271	Barclays Bank PLC	05/15/20	(7)
USD	1,142,020	IDR	16,092,203,824	BNP Paribas	02/07/20	(34,835)
USD	371	MXN	7,083	BNP Paribas	02/07/20	(4)
USD	4,080,277	KRW	4,807,898,900	BNP Paribas	02/07/20	47,614
USD	719,625	PLN	2,794,737	BNP Paribas	02/07/20	(1,692)
BRL	30,501,278	USD	7,251,963	BNP Paribas	02/07/20	(130,935)
USD	591,839	SGD	804,588	BNP Paribas	02/07/20	2,223
USD	3,295,676	CLP	2,456,497,823	BNP Paribas	02/07/20	226,338
USD	6,552,621	BRL	26,403,157	BNP Paribas	02/07/20	388,367
USD	614	PHP	31,017	BNP Paribas	02/07/20	4
RON	76,514	USD	17,826	BNP Paribas	02/07/20	(65)
THB	33,350,544	USD	1,105,026	BNP Paribas	02/07/20	(35,008)
TRY	101,974	USD	17,299	BNP Paribas	02/07/20	(272)
PHP	31,017	USD	610	BNP Paribas	02/07/20	–
PLN	2,298,388	USD	599,154	BNP Paribas	02/07/20	(5,944)
KRW	4,190,978,434	USD	3,635,074	BNP Paribas	02/07/20	(119,858)
KRW	616,920,466	USD	533,000	BNP Paribas	02/07/20	(15,553)
HKD	547,037	USD	69,803	BNP Paribas	02/07/20	628
CLP	181,807,554	USD	236,000	BNP Paribas	02/07/20	(8,836)
EGP	14,880,863	USD	920,276	BNP Paribas	02/10/20	19,872
USD	941,529	EGP	14,880,863	BNP Paribas	02/10/20	1,381
PLN	2,794,737	USD	719,986	BNP Paribas	05/15/20	1,677
SGD	804,588	USD	592,310	BNP Paribas	05/15/20	(2,436)
USD	608	PHP	31,017	BNP Paribas	05/15/20	2
USD	7,219,278	BRL	30,501,278	BNP Paribas	05/15/20	131,538
KRW	4,807,898,900	USD	4,089,789	BNP Paribas	05/15/20	(64,072)
EGP	14,880,863	USD	916,874	BNP Paribas	05/18/20	(3,107)
MXN	3,283,087	USD	174,000	Brown Brothers Harriman & Co.	02/07/20	(325)
SEK	32,489,554	USD	3,383,000	Brown Brothers Harriman & Co.	02/28/20	(4,427)
CAD	3,734,951	USD	2,835,000	Brown Brothers Harriman & Co.	02/28/20	(12,863)
CAD	3,923,453	USD	3,001,000	Brown Brothers Harriman & Co.	02/28/20	(36,431)
CAD	2,090,630	USD	1,600,000	Brown Brothers Harriman & Co.	02/28/20	(20,315)
EUR	2,732,677	USD	3,027,000	Brown Brothers Harriman & Co.	02/28/20	7,994
AUD	3,739,812	USD	2,526,000	Brown Brothers Harriman & Co.	02/28/20	(21,518)
AUD	5,722,793	USD	3,921,000	Brown Brothers Harriman & Co.	02/28/20	(88,554)
CHF	3,208,214	USD	3,318,000	Brown Brothers Harriman & Co.	02/28/20	18,109
SEK	52,278,986	USD	5,446,000	Brown Brothers Harriman & Co.	02/28/20	(9,533)
AUD	2,782,443	USD	1,921,736	Brown Brothers Harriman & Co.	02/28/20	(58,386)
USD	4,746,000	SEK	45,733,775	Brown Brothers Harriman & Co.	02/28/20	(9,834)
USD	2,519,000	CHF	2,446,957	Brown Brothers Harriman & Co.	02/28/20	(25,504)
USD	892,000	CAD	1,175,814	Brown Brothers Harriman & Co.	02/28/20	3,553
USD	2,367,000	NOK	21,415,503	Brown Brothers Harriman & Co.	02/28/20	38,513
USD	3,051,000	NOK	27,454,240	Brown Brothers Harriman & Co.	02/28/20	65,927
USD	3,742,000	NOK	33,611,714	Brown Brothers Harriman & Co.	02/28/20	87,430
USD	743,000	NZD	1,122,163	Brown Brothers Harriman & Co.	02/28/20	17,427
USD	2,184,000	CAD	2,888,239	Brown Brothers Harriman & Co.	02/28/20	1,640
NZD	3,258,032	USD	2,128,000	Brown Brothers Harriman & Co.	02/28/20	(21,409)
NZD	4,589,726	USD	3,031,000	Brown Brothers Harriman & Co.	02/28/20	(63,358)
USD	2,342,000	AUD	3,489,970	Brown Brothers Harriman & Co.	02/28/20	4,833
CHF	412,469	USD	428,974	Brown Brothers Harriman & Co.	02/28/20	(1,472)
USD	917,000	NZD	1,414,054	Brown Brothers Harriman & Co.	02/28/20	2,945
NZD	1,123,624	USD	741,000	Brown Brothers Harriman & Co.	02/28/20	(14,483)
USD	669,152	GBP	506,563	Brown Brothers Harriman & Co.	02/28/20	10,609
AUD	2,854,901	USD	1,965,000	Brown Brothers Harriman & Co.	02/28/20	(53,126)
CHF	3,376,689	USD	3,489,000	Brown Brothers Harriman & Co.	02/28/20	22,300
UYU	20,305,414	USD	534,353	Citibank N.A.	02/07/20	6,620
USD	920,318	MXN	17,629,242	Citibank N.A.	02/07/20	(12,268)
USD	257	TRY	1,532	Citibank N.A.	02/07/20	1
PEN	21,106,382	USD	6,312,850	Citibank N.A.	02/07/20	(80,168)
USD	542,345	UYU	20,305,414	Citibank N.A.	02/07/20	1,373
USD	17,000	TRY	100,442	Citibank N.A.	02/07/20	228
ILS	1,330,634	USD	381,911	Citibank N.A.	02/07/20	3,737
MXN	14,962,574	USD	797,476	Citibank N.A.	02/07/20	(5,957)
USD	17,620	RON	76,514	Citibank N.A.	02/07/20	(141)
JPY	1,910,310	USD	17,561	Citibank N.A.	02/07/20	72

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	2,246,902,589	USD	2,854,297	Citibank N.A.	02/07/20	$(46,844)
COP	51,796,711	USD	15,265	Citibank N.A.	02/07/20	(122)
CLP	27,787,680	USD	36,000	Citibank N.A.	02/07/20	(1,280)
CLP	627,427,703	USD	792,527	Citibank N.A.	02/07/20	(8,570)
USD	908,907	MXN	17,549,541	Citibank N.A.	02/07/20	(19,463)
PLN	496,349	USD	131,000	Citibank N.A.	02/07/20	(2,893)
USD	17,580	JPY	1,910,310	Citibank N.A.	02/28/20	(72)
UYU	20,305,414	USD	532,392	Citibank N.A.	05/15/20	8,581
USD	15,164	COP	51,796,710	Citibank N.A.	05/15/20	119
RON	76,514	USD	17,557	Citibank N.A.	05/15/20	144
USD	2,853,826	CLP	2,246,902,589	Citibank N.A.	05/15/20	48,503
USD	785,997	MXN	14,962,574	Citibank N.A.	05/15/20	5,762
TRY	1,532	USD	252	Citibank N.A.	05/15/20	(1)
USD	1,436,043	RON	6,252,691	Citibank N.A.	05/15/20	(10,490)
USD	6,292,523	PEN	21,106,382	Citibank N.A.	05/15/20	80,372
CNY	7,473,579	USD	1,059,571	Credit Suisse International	02/07/20	17,788
CZK	6,015,162	USD	262,151	Credit Suisse International	02/07/20	2,348
USD	70,365	HKD	547,037	Deutsche Bank AG	02/07/20	(66)
HKD	547,037	USD	70,292	Deutsche Bank AG	05/15/20	56
PEN	802,112	USD	236,842	HSBC Bank USA N.A.	02/07/20	21
RUB	9,599,329	USD	149,709	HSBC Bank USA N.A.	02/07/20	383
USD	1,371,146	RUB	87,733,297	HSBC Bank USA N.A.	02/07/20	(624)
USD	60,000	RUB	3,706,484	JPMorgan Chase Bank N.A.	02/07/20	2,047
USD	93,000	PEN	309,253	JPMorgan Chase Bank N.A.	02/07/20	1,678
USD	109,000	BRL	455,650	JPMorgan Chase Bank N.A.	02/07/20	2,621
CNY	5,290,075	USD	759,357	JPMorgan Chase Bank N.A.	02/07/20	3,237
CNY	43,996,231	USD	6,271,543	JPMorgan Chase Bank N.A.	02/07/20	70,762
USD	1,139,836	IDR	16,092,203,824	JPMorgan Chase Bank N.A.	02/07/20	(37,019)
USD	790,715	CLP	628,214,940	JPMorgan Chase Bank N.A.	02/07/20	5,775
PKR	55,483,757	USD	356,236	JPMorgan Chase Bank N.A.	02/07/20	2,276
USD	359,118	PKR	55,483,757	JPMorgan Chase Bank N.A.	02/07/20	606
CLP	787,237	USD	994	JPMorgan Chase Bank N.A.	02/07/20	(10)
NOK	100,311,229	USD	11,271,436	JPMorgan Chase Bank N.A.	02/28/20	(364,691)
JPY	5,705,842,228	USD	51,970,311	JPMorgan Chase Bank N.A.	02/28/20	753,030
CHF	9,174,765	USD	9,498,952	JPMorgan Chase Bank N.A.	02/28/20	41,564
EUR	66,604,354	USD	74,256,908	JPMorgan Chase Bank N.A.	02/28/20	(284,088)
PKR	55,483,757	USD	354,982	JPMorgan Chase Bank N.A.	05/15/20	(5,667)
USD	508,897	UAH	12,680,197	Morgan Stanley Capital Services LLC	02/07/20	2,986
USD	1,190,667	BRL	4,911,501	Morgan Stanley Capital Services LLC	02/07/20	43,996
USD	17,651	JPY	1,910,310	Morgan Stanley Capital Services LLC	02/07/20	18
BRL	1,269,030	USD	301,970	Morgan Stanley Capital Services LLC	02/07/20	(5,694)
KZT	242,195,562	USD	623,412	Morgan Stanley Capital Services LLC	02/07/20	15,144
USD	4,339,000	CHF	4,168,919	Morgan Stanley Capital Services LLC	02/28/20	3,888
USD	7,126,000	NOK	64,003,039	Morgan Stanley Capital Services LLC	02/28/20	167,010
USD	8,115,000	CHF	7,838,445	Morgan Stanley Capital Services LLC	02/28/20	(35,924)
USD	5,454,000	CHF	5,266,460	Morgan Stanley Capital Services LLC	02/28/20	(22,407)
EUR	4,045,791	USD	4,498,000	Morgan Stanley Capital Services LLC	02/28/20	(4,622)
AUD	6,968,886	USD	4,773,000	Morgan Stanley Capital Services LLC	02/28/20	(106,068)
GBP	43,400	USD	56,530	Morgan Stanley Capital Services LLC	02/28/20	815
CHF	1,156,596	USD	1,194,000	Morgan Stanley Capital Services LLC	02/28/20	8,703
UAH	12,680,197	USD	497,868	Morgan Stanley Capital Services LLC	05/15/20	(2,178)
USD	638,617	KZT	242,195,562	Standard Chartered Bank	02/07/20	62
KZT	242,195,562	USD	627,694	Standard Chartered Bank	05/15/20	(3,364)
MXN	1,145,853	USD	59,000	State Street Bank and Trust Co.	02/07/20	1,616
CZK	1,171,236	USD	52,000	State Street Bank and Trust Co.	02/07/20	(498)
CNY	15,439,539	USD	2,239,000	State Street Bank and Trust Co.	02/07/20	(13,303)
ILS	317,661	USD	92,000	State Street Bank and Trust Co.	02/07/20	65
ZAR	331,849	USD	23,000	State Street Bank and Trust Co.	02/07/20	(898)
HUF	23,576,375	USD	79,000	State Street Bank and Trust Co.	02/07/20	(1,489)
CNY	5,878,237	USD	834,000	State Street Bank and Trust Co.	02/07/20	13,381
SGD	804,588	USD	593,448	State Street Bank and Trust Co.	02/07/20	(3,831)
GBP	4,252,737	USD	5,524,979	State Street Bank and Trust Co.	02/28/20	94,255
EUR	1,577,406	USD	1,743,000	State Street Bank and Trust Co.	02/28/20	8,915
EUR	3,263,220	USD	3,627,000	State Street Bank and Trust Co.	02/28/20	(2,768)
USD	778,000	GBP	595,826	State Street Bank and Trust Co.	02/28/20	(9,278)
USD	2,332,000	AUD	3,449,051	State Street Bank and Trust Co.	02/28/20	22,236
USD	1,494,000	GBP	1,141,351	State Street Bank and Trust Co.	02/28/20	(14,092)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,195,000	GBP	914,613	State Street Bank and Trust Co.	02/28/20	$(13,498)
GBP	1,610,863	USD	2,102,000	State Street Bank and Trust Co.	02/28/20	26,469
USD	1,948,000	EUR	1,752,140	State Street Bank and Trust Co.	02/28/20	2,020
USD	2,308,000	GBP	1,774,592	State Street Bank and Trust Co.	02/28/20	(36,807)
USD	3,077,000	CHF	2,961,780	State Street Bank and Trust Co.	02/28/20	(2,851)
USD	3,406,000	EUR	3,051,480	State Street Bank and Trust Co.	02/28/20	16,934
USD	2,178,000	CHF	2,100,975	State Street Bank and Trust Co.	02/28/20	(6,730)
USD	1,362,000	EUR	1,220,488	State Street Bank and Trust Co.	02/28/20	6,489
USD	746,142	NZD	1,127,096	State Street Bank and Trust Co.	02/28/20	17,380
DKK	4,946,164	USD	737,820	State Street Bank and Trust Co.	02/28/20	(2,577)
USD	2,837,000	JPY	310,109,179	State Street Bank and Trust Co.	02/28/20	(28,483)
CHF	1,537,752	USD	1,590,000	State Street Bank and Trust Co.	02/28/20	9,054
NZD	3,661,653	USD	2,420,000	State Street Bank and Trust Co.	02/28/20	(52,435)
JPY	255,849,862	USD	2,358,000	State Street Bank and Trust Co.	02/28/20	6,114
USD	999,368	AUD	1,492,469	State Street Bank and Trust Co.	02/28/20	556
CAD	1,383,202	USD	1,052,000	State Street Bank and Trust Co.	02/28/20	(6,850)
AUD	777,031	USD	537,000	State Street Bank and Trust Co.	02/28/20	(16,637)
AUD	2,829,150	USD	1,955,000	State Street Bank and Trust Co.	02/28/20	(60,372)
AUD	2,879,614	USD	1,988,000	State Street Bank and Trust Co.	02/28/20	(59,577)
CAD	1,040,879	USD	798,000	State Street Bank and Trust Co.	02/28/20	(11,510)
AUD	1,122,481	USD	766,000	State Street Bank and Trust Co.	02/28/20	(14,296)
USD	6,099,916	EUR	5,491,955	State Street Bank and Trust Co.	02/28/20	18,590
CAD	14,475,328	USD	11,074,186	State Street Bank and Trust Co.	02/28/20	(136,598)
NOK	7,993,306	USD	868,000	State Street Bank and Trust Co.	02/28/20	1,105
USD	3,383,000	EUR	3,026,069	State Street Bank and Trust Co.	02/28/20	22,156
GBP	1,389,289	USD	1,818,000	State Street Bank and Trust Co.	02/28/20	17,698
USD	1,050,986	CAD	1,391,002	State Street Bank and Trust Co.	02/28/20	5,026
SEK	6,214,031	USD	647,000	State Street Bank and Trust Co.	02/28/20	(806)
SEK	17,976,843	USD	1,892,000	State Street Bank and Trust Co.	02/28/20	(22,597)
SEK	23,367,836	USD	2,466,000	State Street Bank and Trust Co.	02/28/20	(35,990)
SEK	14,948,902	USD	1,581,849	State Street Bank and Trust Co.	02/28/20	(27,320)
JPY	249,647,920	USD	2,295,000	State Street Bank and Trust Co.	02/28/20	11,806
NZD	1,442,634	USD	945,000	State Street Bank and Trust Co.	02/28/20	(12,217)
USD	2,054,000	CAD	2,679,416	State Street Bank and Trust Co.	02/28/20	29,428
USD	2,507,000	JPY	273,223,214	State Street Bank and Trust Co.	02/28/20	(17,647)
USD	3,427,078	JPY	370,951,275	State Street Bank and Trust Co.	02/28/20	9,807
						$294,963

At January 31, 2020, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	13	03/16/20	$1,286,938	$18,562
Australia 3-Year Bond	27	03/16/20	2,096,238	3,434
Canada 10-Year Bond	62	03/20/20	6,660,526	79,569
Euro-Bobl 5-Year	94	03/06/20	14,069,715	68,947
Euro-Buxl® 30-year German Government Bond	27	03/06/20	6,315,282	208,398
Euro-OAT	71	03/06/20	13,167,367	200,153
Euro-Schatz	115	03/06/20	14,295,446	12,518
Japan 10-Year Bond (TSE)	3	03/13/20	4,232,200	21,175
Japanese Government Bonds 10-Year Mini	18	03/12/20	2,539,984	9,045
Long Gilt	39	03/27/20	6,949,332	154,820
Long-Term Euro-BTP	36	03/06/20	5,910,233	208,062
Short Gilt	14	03/27/20	1,914,326	(3,650)
U.S. Treasury 2-Year Note	61	03/31/20	13,197,922	53,472
U.S. Treasury Long Bond	6	03/20/20	981,188	34,645
U.S. Treasury Ultra Long Bond	9	03/20/20	1,743,188	80,231
			$95,359,885	$1,149,381
Short Contracts:
Euro-Bund	(1)	03/06/20	(194,129)	(1)
U.S. Treasury 10-Year Note	(240)	03/20/20	(31,597,500)	(249,454)
U.S. Treasury 5-Year Note	(130)	03/31/20	(15,641,641)	(177,609)
U.S. Treasury Ultra 10-Year Note	(114)	03/20/20	(16,604,813)	(392,807)
			$(64,038,083)	$(819,871)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

At January 31, 2020, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR	9,679,000	$(1,312,296)	$118,993
						$(1,312,296)	$118,993

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 2	Sell	5.000	12/20/24	USD	4,841,100	406,294	84,586
						406,294	$84,586

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At January 31, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294%	Annual	02/10/23	EUR	5,700,000	$126,361	$130,265
Pay	6-month GBP-LIBOR	Semi-Annual	1.483	Semi-Annual	04/29/49	GBP	500,000	117,227	110,066
Pay	6-month JPY-LIBOR	Semi-Annual	0.519	Semi-Annual	02/15/39	JPY	100,000,000	56,320	57,013
Pay	6-month JPY-LIBOR	Semi-Annual	0.462	Semi-Annual	05/07/39	JPY	100,000,000	46,444	47,195
Pay	6-month JPY-LIBOR	Semi-Annual	0.303	Semi-Annual	01/10/40	JPY	280,000,000	47,436	47,073
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	417,900,000	300,675	305,258
Pay	6-month JPY-LIBOR	Semi-Annual	0.670	Semi-Annual	02/07/49	JPY	210,000,000	207,199	209,756
Pay	6-month JPY-LIBOR	Semi-Annual	0.558	Semi-Annual	04/05/49	JPY	40,000,000	27,665	28,334
Pay	6-month JPY-LIBOR	Semi-Annual	0.603	Semi-Annual	05/07/49	JPY	100,000,000	81,210	82,485
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	833,000	97,606	97,607
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	616,000	58,736	58,736
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	850,000	41,062	41,062
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	348,110	348,508
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	334,508	334,730
Receive	6-month EUR-EURIBOR	Semi-Annual	1.129	Annual	02/16/46	EUR	1,300,000	(292,831)	(302,519)
Receive	1-month USD-LIBOR	Monthly	2.371	Monthly	03/05/20	USD	9,500,000	(6,714)	(6,714)
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD	6,000,000	(46,466)	(46,466)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	20,500,000	77,966	77,966
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD	28,000,000	(62,584)	(62,584)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	(361,770)	(363,288)
Receive	3-month USD-LIBOR	Quarterly	1.664	Semi-Annual	12/18/22	USD	12,000,000	(110,003)	(110,003)
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD	9,000,000	(120,603)	(120,461)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	(131,646)	(131,646)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	(173,832)	(173,832)
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	(214,526)	(214,526)
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD	1,140,000	(113,691)	(113,691)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	(206,275)	(206,644)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-month USD-LIBOR	Monthly	2.681%	Monthly	02/02/28	USD	1,970,000	$(205,815)	$(205,815)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	1,600,000	(233,842)	(233,842)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	(142,441)	(142,441)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	530,000	(112,478)	(112,478)
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD	500,000	(159,853)	(159,853)
								$(726,845)	$(730,749)

At January 31, 2020, the following over-the-counter-total return swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	Fixed/Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 5-Year Treasury Bond	At Termination	-0.1%	At Termination	BNP Paribas	03/05/20	JPY	2,500,000,000	$39,763	$–	$39,763
Receive	Japanese Government 20-Year Treasury Bond	At Termination	-0.0575%	At Termination	BNP Paribas	03/26/20	JPY	430,000,000	3,545	–	3,545
									$43,308	$–	$43,308

At January 31, 2020, the following over-the-counter volatility swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Volatility(2)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	3.975%	Bank of America N.A.	02/14/20	USD	10,200	$(4,645)	$(4,645)
Receive	USD vs. CAD Spot Exchange Rate	3.988%	Citibank N.A.	02/14/20	USD	22,000	(10,294)	(10,294)
Receive	USD vs. CAD Spot Exchange Rate	3.950%	Deutsche Bank	02/14/20	USD	11,000	(4,735)	(4,735)
Receive	USD vs. CAD Spot Exchange Rate	4.000%	Deutsche Bank	02/20/20	USD	5,000	(1,446)	(1,446)
							$(21,120)	$(21,120)

At January 31, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put JPY	BNP Paribas	02/26/20	108.500	USD	7,600,000	$51,047	$35,574
Put USD vs. Call JPY	BNP Paribas	02/26/20	97.000	USD	11,400,000	53,580	239
						$104,627	$35,813

At January 31, 2020, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Put USD vs. Call JPY	BNP Paribas	02/26/20	100.000	USD	11,400,000	$93,227	$(786)
						$93,227	$(786)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

At January 31, 2020, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 7-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	1.181%	3-month USD-LIBOR	04/16/20	USD 8,155,000	$32,763	$123,918
							$32,763	$123,918

At January 31, 2020, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 7-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Pay	1.181%	3-month USD-LIBOR	04/16/20	USD 8,155,000	$5,625	$(33,972)
							$5,625	$(33,972)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)	Payments made at maturity date.
(3)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(4)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EGP	-	Egyptian Pound
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PKR	-	Pakistan Rupee
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
UAH	-	Ukranian Hryvnia
UYU	-	Uruguay Peso Uruguayo
ZAR	-	South African Rand

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $358,453,925.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,747,937
Gross Unrealized Depreciation	(9,066,485)
Net Unrealized Appreciation	$12,681,452